Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 22.2%
Communication Services 1.5%
Entertainment 0.3%
Netflix, Inc.*	3,100	1,947,885
Interactive Media & Services 1.2%
Alphabet, Inc. "A"	10,500	1,801,170
Alphabet, Inc. "C"	9,200	1,592,980
Baidu, Inc. (ADR)*	21,600	1,913,112
Meta Platforms, Inc. "A"	3,200	1,519,456
Tencent Holdings Ltd. (ADR)	6,400	294,720
		7,121,438
Consumer Discretionary 2.0%
Automobile Components 0.1%
Cie Generale des Etablissements Michelin SCA	15,727	622,609
Automobiles 0.2%
Ford Motor Co.	52,200	564,804
Mahindra & Mahindra Ltd. (GDR) REG S	13,307	465,745
		1,030,549
Broadline Retail 1.0%
Amazon.com, Inc.*	20,300	3,795,694
JD.com, Inc. (ADR)	44,600	1,176,994
Prosus NV	39,572	1,373,678
		6,346,366
Distributors 0.3%
Genuine Parts Co.	13,700	2,015,407
Hotels, Restaurants & Leisure 0.2%
Evolution AB 144A	12,485	1,211,474
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis Vuitton SE	712	503,202
Moncler SpA	7,368	438,983
		942,185
Consumer Staples 0.9%
Beverages 0.0%
Anheuser-Busch InBev SA	4,422	262,675
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd.	118,368	1,404,870

Food Products 0.7%
Kerry Group PLC "A"	1,275	119,320
Tyson Foods, Inc. "A"	65,300	3,976,770
		4,096,090
Energy 1.3%
Energy Equipment & Services 0.0%
Halliburton Co.	6,500	225,420
Oil, Gas & Consumable Fuels 1.3%
EOG Resources, Inc.	23,100	2,929,080
Exxon Mobil Corp.	8,700	1,031,733
Occidental Petroleum Corp.	2,600	158,132
ONEOK, Inc.	23,520	1,959,922
Repsol SA	48,726	695,610
Shell PLC	32,794	1,196,243
Suncor Energy, Inc.	1,700	67,894
		8,038,614
Financials 4.0%
Banks 2.0%
Barclays PLC	514,826	1,545,640
Credit Agricole SA	128,899	1,960,533
DBS Group Holdings Ltd.	14,900	408,435
Erste Group Bank AG	1,558	80,998
Fifth Third Bancorp.	182,025	7,706,938
ICICI Bank Ltd. (ADR)	3,800	110,618
UniCredit SpA	8,891	365,658
		12,178,820
Capital Markets 0.1%
Hong Kong Exchanges & Clearing Ltd.	6,300	186,639
T. Rowe Price Group, Inc.	2,000	228,420
		415,059
Consumer Finance 0.5%
American Express Co.	11,100	2,808,744
Financial Services 0.0%
Adyen NV 144A*	59	72,118
Insurance 1.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,184	584,151
NN Group NV	1,889	95,388
Power Corp. of Canada	67,200	1,944,962
Progressive Corp.	17,000	3,640,040
Tokio Marine Holdings, Inc.	25,700	1,023,369
Zurich Insurance Group AG	2,477	1,362,656
		8,650,566
Health Care 2.7%
Biotechnology 0.1%
CSL Ltd.	3,874	787,594

Health Care Equipment & Supplies 0.1%
Olympus Corp.	22,600	389,931
ResMed, Inc.	400	85,300
		475,231
Pharmaceuticals 2.5%
GSK PLC	48,896	951,065
Merck & Co., Inc.	66,600	7,534,458
Novartis AG (Registered)	610	68,108
Novo Nordisk AS "B"	7,995	1,059,739
Pfizer, Inc.	180,300	5,506,362
		15,119,732
Industrials 2.5%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	14,200	6,877,344
Rolls-Royce Holdings PLC*	74,168	428,993
		7,306,337
Machinery 0.6%
Daimler Truck Holding AG	48,117	1,856,429
VAT Group AG 144A	2,512	1,266,344
Volvo AB "B"	18,250	466,066
		3,588,839
Marine Transportation 0.6%
Nippon Yusen KK	109,700	3,575,336
Professional Services 0.1%
Recruit Holdings Co., Ltd.	9,700	553,462
Information Technology 5.9%
Communications Equipment 0.1%
Arista Networks, Inc.*	400	138,620
Nokia Oyj	77,970	305,131
		443,751
IT Services 0.4%
Infosys Ltd. (ADR) (a)	105,700	2,339,141
Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc.	34,040	5,469,547
Disco Corp.	200	66,797
NVIDIA Corp.	57,000	6,670,140
QUALCOMM, Inc.	18,200	3,293,290
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,000	2,487,000
Tokyo Electron Ltd.	6,800	1,400,759
		19,387,533
Software 0.9%
AppLovin Corp. "A"*	800	61,680
Check Point Software Technologies Ltd.*	1,400	256,830
Dassault Systemes SE	9,160	347,450
Microsoft Corp.	12,400	5,187,540
		5,853,500
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	26,678	5,924,650

Samsung Electronics Co. Ltd. (GDR) REG S	1,086	1,671,354
Samsung Electronics Co. Ltd. (GDR) (Preference) REG S	306	366,588
		7,962,592
Materials 1.3%
Chemicals 0.8%
Dow, Inc.	93,000	5,065,710
Construction Materials 0.1%
CRH PLC	7,640	654,969
Metals & Mining 0.4%
Barrick Gold Corp.	87,700	1,624,862
Gold Fields Ltd. (ADR)	26,200	449,592
		2,074,454
Real Estate 0.0%
Industrial REITs 0.0%
Goodman Group	2,786	64,592
Utilities 0.1%
Electric Utilities 0.0%
CLP Holdings Ltd.	44,000	377,688
Multi-Utilities 0.1%
National Grid PLC	36,808	468,133
Total Common Stocks (Cost $126,951,105)		135,489,483

Preferred Stocks 2.9%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,261,000
Financials 2.1%
AGNC Investment Corp., Series C, 10.674%	64,439	1,652,860
Charles Schwab Corp., Series D, 5.95%	75,000	1,870,500
Fifth Third Bancorp., Series I, 9.296%	75,000	1,946,250
KeyCorp., Series E, 6.125%	75,000	1,786,500
Morgan Stanley, Series K, 5.85%	75,000	1,830,000
Regions Financial Corp., Series B, 6.375%	80,000	2,015,200
Wells Fargo & Co., Series A, 5.625%	75,000	1,797,000
		12,898,310
Real Estate 0.4%
Kimco Realty Corp., Series L, 5.125%	75,000	1,617,750
Prologis, Inc., Series Q, 8.54%	236	13,346
Simon Property Group, Inc., Series A, 8.375%	17,000	1,048,900
		2,679,996
Total Preferred Stocks (Cost $20,081,297)		17,839,306

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	24,563

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 22.2%
Communication Services 1.6%
AT&T, Inc., 3.65%, 6/1/2051	560,000	406,198
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	990,000	961,552
Charter Communications Operating LLC, 6.1%, 6/1/2029	720,000	736,018
Comcast Corp., 5.5%, 5/15/2064	400,000	393,280
Paramount Global:
4.2%, 6/1/2029	1,500,000	1,382,198
4.6%, 1/15/2045	320,000	222,271
4.95%, 1/15/2031	1,250,000	1,135,240
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,498,444
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	485,980
4.375%, 4/15/2040	335,000	297,041
5.15%, 4/15/2034	600,000	604,399
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,300,000	1,127,683
5.05%, 3/15/2042	320,000	252,443
5.141%, 3/15/2052	575,000	427,766
		9,930,513
Consumer Discretionary 0.7%
Ford Motor Credit Co. LLC:
3.625%, 6/17/2031	410,000	359,084
4.125%, 8/17/2027	635,000	611,416
6.798%, 11/7/2028	350,000	366,960
General Motors Financial Co., Inc., 5.95%, 4/4/2034	740,000	754,211
Lowe's Companies, Inc., 5.625%, 4/15/2053	300,000	297,267
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025 (a)	1,745,000	1,716,146
		4,105,084
Consumer Staples 0.8%
Imperial Brands Finance PLC, 144A, 5.875%, 7/1/2034	1,795,000	1,800,582
JBS USA Holding Lux SARL:
3.625%, 1/15/2032	470,000	410,726
144A, 6.75%, 3/15/2034	1,087,000	1,163,249
The J M Smucker Co.:
6.5%, 11/15/2043	460,000	497,810
6.5%, 11/15/2053	270,000	299,213
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	701,890
		4,873,470
Energy 3.8%
Cheniere Energy Partners LP, 4.0%, 3/1/2031	1,250,000	1,156,929
Cheniere Energy, Inc.:
4.625%, 10/15/2028	1,765,000	1,730,815
144A, 5.65%, 4/15/2034	560,000	569,055
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	555,609
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	430,000	448,721

Ecopetrol SA:
6.875%, 4/29/2030	1,700,000	1,663,325
8.375%, 1/19/2036	1,000,000	994,994
Energy Transfer LP:
5.0%, 5/15/2050	1,159,000	1,010,811
5.6%, 9/1/2034	795,000	806,648
7.125%, 10/1/2054	2,315,000	2,322,901
144A, 7.375%, 2/1/2031	500,000	528,062
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	1,550,000	1,615,205
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/2077	2,400,000	2,317,141
EQT Corp., 5.75%, 2/1/2034	1,955,000	1,976,869
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,987,807
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	573,000	561,884
144A, 5.875%, 7/17/2064	728,000	714,249
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	990,511
Williams Companies, Inc.:
4.65%, 8/15/2032	670,000	651,905
5.65%, 3/15/2033	520,000	537,041
		23,140,482
Financials 8.2%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	3,250,000	3,286,408
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	674,353
144A, 5.75%, 10/1/2031	593,000	596,724
144A, 6.5%, 7/18/2028	530,000	548,827
Ally Financial, Inc., Series B, 4.7%, Perpetual	2,150,000	1,971,139
ARES Capital Corp., 5.95%, 7/15/2029	490,000	491,554
Banco Santander SA, 5.538%, 3/14/2030	1,200,000	1,215,719
Bank of America Corp., Series RR, 4.375%, Perpetual	4,000,000	3,777,841
Bank of New York Mellon Corp.:
Series I, 3.75%, Perpetual	2,051,000	1,892,614
5.606%, 7/21/2039	744,000	755,808
Barclays PLC, 5.69%, 3/12/2030	590,000	602,575
BNP Paribas SA, 144A, 8.5%, Perpetual (a)	1,020,000	1,069,866
BPCE SA, 144A, 5.936%, 5/30/2035	1,410,000	1,437,925
Capital One Financial Corp., Series M, 3.95%, Perpetual (a)	1,520,000	1,402,881
Charles Schwab Corp., Series I, 4.0%, Perpetual	1,000,000	933,840
Citigroup, Inc.:
Series Y, 4.15%, Perpetual (a)	1,600,000	1,483,628
Series CC, 7.125%, Perpetual	1,050,000	1,050,794
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	720,629
ILFC E-Capital Trust I, 144A, 90-day average SOFR + 1.812%, 7.159% (d), 12/21/2065 (a)	1,500,000	1,245,097
Jefferies Financial Group, Inc., 6.2%, 4/14/2034	470,000	487,767
JPMorgan Chase & Co., 6.875%, Perpetual	2,000,000	2,066,507
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	187,909
Morgan Stanley:
5.32%, 7/19/2035	725,000	730,975
5.466%, 1/18/2035	800,000	814,135
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	590,487
PNC Financial Services Group, Inc.:
5.401%, 7/23/2035	757,000	764,956
Series W, 6.25%, Perpetual	1,385,000	1,350,162
Societe Generale SA:
144A, 5.375%, Perpetual	1,650,000	1,373,489
144A, 6.221%, 6/15/2033 (a)	1,275,000	1,291,655

State Street Corp.:
Series I, 6.7%, Perpetual		560,000	560,596
Series J, 6.7%, Perpetual		2,400,000	2,396,923
Sumitomo Mitsui Financial Group, Inc., 6.6%, Perpetual		350,000	352,590
Synchrony Bank:
5.4%, 8/22/2025		420,000	418,926
5.625%, 8/23/2027		250,000	250,806
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual		1,050,000	985,924
5.33%, 7/23/2035		1,062,000	1,069,887
5.727%, 4/25/2030		1,000,000	1,032,942
Series W, 7.5%, Perpetual		1,200,000	1,255,373
Truist Financial Corp.:
Series N, 4.8%, Perpetual		2,000,000	1,970,009
5.711%, 1/24/2035		510,000	521,436
U.S. Bancorp, 5.678%, 1/23/2035		1,010,000	1,037,424
UBS Group AG:
144A, 4.375%, Perpetual		743,000	620,736
144A, 9.25%, Perpetual		340,000	370,165
Wells Fargo & Co., 6.85%, Perpetual		2,400,000	2,428,870
			50,088,871
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		830,000	767,816
CVS Health Corp., 5.05%, 3/25/2048		1,000,000	881,917
HCA, Inc., 5.5%, 6/15/2047		280,000	267,287
Humana, Inc., 5.875%, 3/1/2033		200,000	207,756
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	1,110,000	1,181,042
			3,305,818
Industrials 2.4%
AGCO Corp., 5.8%, 3/21/2034		350,000	356,502
American Airlines, Inc., 144A, 5.5%, 4/20/2026		361,667	359,245
Boeing Co.:
5.805%, 5/1/2050		635,000	591,731
144A, 6.259%, 5/1/2027		770,000	786,813
144A, 6.858%, 5/1/2054		1,200,000	1,270,373
Delta Air Lines, Inc.:
3.75%, 10/28/2029		865,000	802,348
144A, 7.0%, 5/1/2025		2,300,000	2,319,793
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050		239,000	145,052
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,860,000	1,876,528
Owens Corning, 5.7%, 6/15/2034		638,000	659,699
RTX Corp., 6.1%, 3/15/2034		735,000	792,081
Stanley Black & Decker, Inc., 4.0%, 3/15/2060		2,500,000	2,307,710
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037		1,368,720	1,397,049
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029		620,000	629,067
			14,293,991
Information Technology 0.2%
Broadcom, Inc., 144A, 2.6%, 2/15/2033		350,000	289,813
Oracle Corp.:
3.65%, 3/25/2041		675,000	530,411
5.55%, 2/6/2053		270,000	262,594
			1,082,818

Materials 0.9%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027		550,000	564,744
6.35%, 11/15/2028		270,000	282,163
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		620,000	629,564
Dow Chemical Co., 5.15%, 2/15/2034		890,000	888,468
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,498,341
Olin Corp., 5.0%, 2/1/2030		1,050,000	1,000,450
Vale Overseas Ltd., 6.4%, 6/28/2054		840,000	838,765
			5,702,495
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034		360,000	391,214
Utilities 3.0%
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,182,357
Constellation Energy Generation LLC, 5.75%, 3/15/2054		690,000	687,223
Duke Energy Corp., 3.25%, 1/15/2082		1,350,000	1,223,999
Entergy Arkansas LLC, 5.75%, 6/1/2054		810,000	829,030
Eversource Energy, 5.5%, 1/1/2034		1,210,000	1,219,167
Nevada Power Co., 6.0%, 3/15/2054		510,000	533,251
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054		537,000	558,192
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,257,139
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		370,000	270,399
5.45%, 6/15/2027		550,000	556,391
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,606,434
RWE Finance U.S. LLC, 144A, 5.875%, 4/16/2034		1,600,000	1,647,536
Sempra, 4.125%, 4/1/2052		2,680,000	2,472,842
Sierra Pacific Power Co., 5.9%, 3/15/2054		290,000	301,635
Southern Co., Series 21-A, 3.75%, 9/15/2051		1,241,000	1,169,986
Southwestern Public Service Co., 6.0%, 6/1/2054		1,210,000	1,234,070
Xcel Energy, Inc., 4.6%, 6/1/2032		780,000	751,560
			18,501,211
Total Corporate Bonds (Cost $138,032,254)			135,415,967

Asset-Backed 5.5%
Automobile Receivables 0.8%
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.647% (d), 12/26/2031		216,873	217,504
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		400,000	404,314
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		1,500,000	1,524,939
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		1,720,000	1,724,810
Huntington Bank Auto Credit-Linked Notes, “B1”, Series 2024-1, 144A, 6.153%, 5/20/2032		460,352	463,879
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		9,230	9,206
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		400,000	406,641
			4,751,293
Credit Card Receivables 0.8%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027		400,000	402,564
Evergreen Credit Card Trust, “A”, Series 2024-1A, 144A, SOFR + 0.68%, 6.02% (d), 7/17/2028		2,500,000	2,499,984

Mercury Financial Credit Card Master Trust:
“A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	800,000	809,044
“A”, Series 2023-1A, 144A, 8.04%, 9/20/2027	1,000,000	1,006,489
		4,718,081
Miscellaneous 3.9%
AGL Core CLO 8 Ltd., “AR”, Series 2020-8A, 144A, 90-day average SOFR + 1.352%, 6.634% (d), 10/20/2032	1,250,000	1,252,879
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (d), 7/24/2037	2,200,000	2,200,189
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 90-day average SOFR + 1.212%, 6.494% (d), 10/20/2030	1,747,507	1,749,176
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 7.013% (d), 4/15/2034	2,000,000	2,001,110
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 90-day average SOFR + 2.05%, 7.332% (d), 4/20/2035	750,000	750,933
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,664,241
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	509,003
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	364,097	368,476
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.447% (d), 7/17/2034	950,000	950,927
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 90-day average SOFR + 1.422%, 6.705% (d), 10/20/2034	3,000,000	3,004,545
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	1,319,893	1,327,744
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 90-day average SOFR + 1.71%, 7.033% (d), 7/20/2037	1,900,000	1,900,775
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 6.885% (d), 4/20/2037	3,500,000	3,530,132
Voya CLO Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 7.213% (d), 7/15/2034	1,800,000	1,800,994
		24,011,124
Total Asset-Backed (Cost $33,579,837)		33,480,498

Mortgage-Backed Securities Pass-Throughs 5.3%
Federal National Mortgage Association:
4.5%, 8/1/2054 (e)	4,800,000	4,622,232
5.5%, 8/1/2054 (e)	10,000,000	10,016,900
6.0%, 8/1/2054 (e)	7,500,000	7,607,850
Government National Mortgage Association:
5.5%, 8/20/2054 (e)	10,000,000	10,030,300
6.5%, 8/20/2034	14,297	15,178
Total Mortgage-Backed Securities Pass-Throughs (Cost $32,006,140)		32,292,460

Commercial Mortgage-Backed Securities 2.3%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (d), 5/15/2035	800,000	675,929
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.532% (d), 12/5/2038	2,400,000	2,595,341
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	332,262
BX Trust, “D”, Series 2019-OC11, 144A, 3.944% (d), 12/9/2041	700,000	627,820
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (d), 1/15/2044	750,000	592,275
Citigroup Commercial Mortgage Trust, “A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	794,079	769,937
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.542% (d), 11/15/2037	737,243	734,939
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	466,538
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,250,000	1,173,604
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 9.097% (d), 1/25/2051	1,098,000	1,115,894

JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	781,701
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	448,838
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 7.268% (d), 6/15/2039	1,700,000	1,693,625
Morgan Stanley Capital I Trust, “A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	650,000	626,655
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	396,056
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	812,950
Total Commercial Mortgage-Backed Securities (Cost $13,327,225)		13,844,364

Collateralized Mortgage Obligations 5.7%
Chase Home Lending Mortgage Trust, “A4”, Series 2024-4, 144A, 6.0%, 3/25/2055	7,310,213	7,367,437
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	2,323,959	1,975,945
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	99,690	14,327
“FG”, Series 2023-53, 30-day average SOFR + 1.9%, 7.0% (d), 11/25/2053	17,429,695	17,833,026
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.747% (d), 2/25/2042	1,000,000	1,027,469
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.912% (d), 3/25/2049	1,016,076	1,031,317
Government National Mortgage Association, “HZ”, Series 2024-43, 5.0%, 3/20/2054	3,496,166	3,409,873
JPMorgan Mortgage Trust:
“AM”, Series 2016-3, 144A, 3.243% (d), 10/25/2046	717,830	654,402
“A11”, Series 2024-6, 144A, 30-day average SOFR + 1.25%, 6.594% (d), 12/25/2054	850,000	849,994
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.497% (d), 7/25/2059	930,895	966,283
Total Collateralized Mortgage Obligations (Cost $34,562,672)		35,130,073

Government & Agency Obligations 31.9%
Sovereign Bonds 0.4%
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	854,845
Indonesia Government International Bond, 3.85%, 10/15/2030	1,700,000	1,606,500
United Mexican States, 3.5%, 2/12/2034	260,000	215,689
		2,677,034
U.S. Treasury Obligations 31.5%
U.S. Treasury Bills:
5.121% (f), 9/5/2024 (g)	15,000,000	14,923,046
5.156% (f), 10/31/2024	10,000,000	9,870,294
5.185% (f), 9/5/2024 (g)	5,000,000	4,974,349
U.S. Treasury Bonds, 4.25%, 2/15/2054	184,900	181,838
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 5.363% (d), 4/30/2026 (h)	87,911,200	87,943,436
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 5.458% (d), 1/31/2026	66,774,500	66,879,333
U.S. Treasury Notes:
4.25%, 6/30/2029	5,150,300	5,221,519
4.375%, 5/15/2034	1,929,300	1,978,738
		191,972,553
Total Government & Agency Obligations (Cost $194,998,519)		194,649,587

Loan Participations and Assignments 0.4%
Senior Loans (d) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 30-day average SOFR + 1.75%, 7.1%, 11/8/2030	1,389,235	1,393,799
TransDigm, Inc., Term Loan I, 90-day average SOFR + 2.5%, 7.843%, 8/24/2028	1,044,043	1,048,073
		2,441,872
Total Loan Participations and Assignments (Cost $2,434,171)		2,441,872

	Shares	Value ($)

Exchange-Traded Funds 4.9%
iShares MSCI Emerging Markets ETF	274,500	11,789,775
SPDR Blackstone Senior Loan ETF	430,130	17,957,928
Total Exchange-Traded Funds (Cost $29,918,131)		29,747,703

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j) (Cost $4,935,528)	4,935,528	4,935,528

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.37% (i) (Cost $7,242,197)	7,242,197	7,242,197

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $638,160,407)	105.3	642,534,723
Other Assets and Liabilities, Net	(5.3)	(32,516,026)
Net Assets	100.0	610,018,697
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j)
2,061,155	2,874,373 (k)	—	—	—	84,978	—	4,935,528	4,935,528
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.37% (i)
30,372,543	500,317,987	523,448,333	—	—	1,478,954	—	7,242,197	7,242,197
32,433,698	503,192,360	523,448,333	—	—	1,563,932	—	12,177,725	12,177,725

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $4,743,484, which is 0.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.

(d)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At July 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At July 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At July 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2024	88	9,413,896	9,494,375	80,479
MSCI E-Mini Emerging Market Index	USD	9/20/2024	593	32,144,081	32,511,225	367,144
MSCI World Index	USD	9/20/2024	1,772	196,869,856	200,803,040	3,933,184
TOPIX Index	JPY	9/12/2024	13	2,400,362	2,427,222	26,860
Total unrealized appreciation						4,407,667

At July 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2024	24	2,735,937	2,773,875	(37,938)
At July 31, 2024, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Floating — 1-Day SOFR Annually β	Fixed — 3.967% Annually	5/8/2025/ 5/8/2045	15,325,000	USD	819,673	264,732	554,941
Floating — 1-Day SOFR Annually β	Fixed — 3.778% Annually	5/8/2025/ 5/10/2055	7,035,000	USD	418,250	—	418,250
Fixed — 3.975% Annually	Floating — 1-Day SOFR Annually β	5/8/2025/ 5/8/2035	3,178,000	USD	(125,799)	(54,239)	(71,560)
Total net unrealized appreciation							901,631

β	1-Day SOFR rate as of July 31, 2024 is 5.380%.

At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNH	16,493,000	USD	2,320,314	9/19/2024	29,023	BNP Paribas SA
USD	2,291,138	CNY	16,493,000	9/19/2024	3,790	State Street Bank and Trust
USD	18,265,451	JPY	2,781,000,000	10/23/2024	521,956	Toronto-Dominion Bank
Total unrealized appreciation					554,769
Currency Abbreviation(s)

CNH	Chinese Yuan
CNY	Chinese Yuan
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,069,323	$—	$—	$9,069,323
Consumer Discretionary	8,018,644	4,149,946	—	12,168,590
Consumer Staples	3,976,770	1,786,865	—	5,763,635
Energy	6,372,181	1,891,853	—	8,264,034
Financials	16,439,722	7,685,585	—	24,125,307
Health Care	13,126,120	3,256,437	—	16,382,557
Industrials	6,877,344	8,146,630	—	15,023,974
Information Technology	33,866,380	2,120,137	—	35,986,517
Materials	7,140,164	654,969	—	7,795,133
Real Estate	—	64,592	—	64,592
Utilities	—	845,821	—	845,821
Preferred Stocks (a)	17,839,306	—	—	17,839,306
Rights	—	—	1,122	1,122
Warrants	—	—	24,563	24,563
Corporate Bonds (a)	—	135,415,967	—	135,415,967
Asset-Backed (a)	—	33,480,498	—	33,480,498
Mortgage-Backed Securities Pass-Throughs	—	32,292,460	—	32,292,460
Commercial Mortgage-Backed Securities	—	13,844,364	—	13,844,364
Collateralized Mortgage Obligations	—	35,130,073	—	35,130,073
Government & Agency Obligations (a)	—	194,649,587	—	194,649,587
Loan Participations and Assignments	—	2,441,872	—	2,441,872
Exchange-Traded Funds	29,747,703	—	—	29,747,703
Short-Term Investments (a)	12,177,725	—	—	12,177,725
Derivatives (b)
Futures Contracts	4,407,667	—	—	4,407,667
Interest Rate Swap Contracts	—	973,191	—	973,191
Forward Foreign Currency Contracts	—	554,769	—	554,769
Total	$169,059,049	$479,385,616	$25,685	$648,470,350

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(37,938)	$—	$—	$(37,938)
Interest Rate Swap Contracts	—	(71,560)	—	(71,560)
Total	$(37,938)	$(71,560)	$—	$(109,498)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$—	$—	$4,327,188
Interest Rate Contracts	$—	$901,631	$42,541
Foreign Exchange Contracts	$554,769	$—	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH3
R-080548-2 (1/25)